Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 15 Subsequent Events

On April 19, 2017, the Company’s Board of Directors authorized the Company to grant certain securities under the Company’s 2015 Incentive Plan, or any successor plan, consisting of, in the aggregate, options to purchase up to 2,150,000 shares of our common stock at exercise prices ranging from $3.00 per share to $5.00 per share, vesting on June 30, 2017, December 31, 2017, December 31, 2018 and December 31, 2019. As of June 30, 2017, the Company had not yet entered into award agreements with the grantees of such grants, and therefore had not issued options to purchase shares of the Company’s common stock pursuant to such grants. On August 2, 2017, the Company entered into Stock Option Agreements with two of the grantees thereby issuing, in the aggregate, options to purchase up to 350,000 shares of the Company’s common stock, with 175,000 of such options vested and having an exercise price of $3.00 per share and 175,000 of such options vesting on December 31, 2017 and having an exercise price of $4.00 per share. As of August 11, 2017, the Company had not yet entered into Stock Option Agreements with the other grantees.

Note 15 Subsequent Events

On March 24, 2017, the holder of our one-year Common Stock Purchase Warrant, issued on April 4, 2016, to purchase up to 1,666,667 shares of our Common Stock at an exercise price of $3.00 per share, exercised such warrant in full upon tender of $5,000,000 in cash to the Company.

From January 1, 2017 through March 31, 2017, in response to the August 2016 Election, (i) holders of two (2) outstanding Notes totaling a principal balance of $100,000 elected to redeem their Notes, and the Company repaid the principal balance of such Notes in full, and (ii) a holder of one (1) outstanding Note totaling a principal balance of $50,000 elected to convert the full principal balance of its outstanding Note into Preferred Stock, and the Company thereafter issued 200,000 shares of Series A Preferred Stock to such holder.